Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,930,500.00
Total Fee Amount	8,138.30
Total Offset Amount	0.00
Net Fee	$ 8,138.30
Offering Table N/A
Offset Table N/A	N/A